Other Income (Tables)	12 Months Ended
Mar. 31, 2026
Other Income [Abstract]
Schedule of Other Income
	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Bank interest income	93,863	91,214	66,403
Gain on exchange	20,587	-	189,731
Other income	1,677	-	-
Total	116,127	91,214	256,134